Leases (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Leases [Abstract]
Future Minimum Lease Payments

Alion subleases some excess capacity to subtenants under non-cancelable operating leases.

Lease Payments for Fiscal Years Ending	(In thousands)
2014 (for the remainder of fiscal year)	$19,497
2015	25,076
2016	21,183
2017	17,783
2018	14,931
2019	6,162
And thereafter	12,947

Gross lease payments	$117,579
Less: non-cancelable subtenant receipts	(1,593)

Net lease payments	$115,986

Alion subleases some excess capacity to subtenants under non-cancelable operating leases.

Lease Payments for Fiscal Years Ending	(In thousands)
2014	$26,009
2015	24,875
2016	21,041
2017	17,804
2018	14,931
And thereafter	19,109

Gross lease payments	$123,769
Less: non-cancelable subtenant receipts	(1,711)

Net lease payments	$122,058

Composition of Total Rent Expense

Composition of Total Rent Expense

	Three Months Ended December 31,
	2013	2012
	(In thousands)
Minimum rentals	$5,515	$5,301
Less: Sublease rental income	(143)	(104)

Total rent expense, net	$5,372	$5,197

Composition of Total Rent Expense

	September 30,
	2013	2012	2011
	(In thousands)
Minimum rentals	$21,530	$20,639	$21,992
Less: Sublease rental income	(600)	(156)	(1,610)

Total rent expense, net	$20,930	$20,483	$20,382